CONSOLIDATED FINANCIAL STATEMENTS DETAILS (Tables)	12 Months Ended
Dec. 31, 2014
CONSOLIDATED FINANCIAL STATEMENTS DETAILS
Schedule of cash and cash equivalents

	2013	2014	2014
	RUR	RUR	$
Cash	2,293	3,617	64.2
Cash equivalents:
Bank deposits	16,730	9,775	173.8
Investments in money market funds	14,371	4,253	75.6

Total cash and cash equivalents	33,394	17,645	313.6

Schedule of accounts receivable

	2013	2014	2014
	RUR	RUR	$
Trade receivables	2,858	3,835	68.1
Allowance for doubtful accounts	(73)	(132)	(2.3)

Total accounts receivable, net	2,785	3,703	65.8

Schedule of movements in the allowance for doubtful accounts

	2012	2013	2014	2014
	RUR	RUR	RUR	$
Balance at the beginning of the period	89	75	73	1.3
Charges to expenses	17	21	75	1.3
Utilization	(31)	(23)	(16)	(0.3)

Balance at the end of the period	75	73	132	2.3

Schedule of other current assets

	2013	2014	2014
	RUR	RUR	$
Interest receivable	423	1,811	32.2
VAT reclaimable	704	866	15.4
Restricted cash	—	565	10.0
Loans to employees	—	205	3.6
Other	205	289	5.2

Total other current assets	1,332	3,736	66.4

Schedule of other non-current assets

	2013	2014	2014
	RUR	RUR	$
Interest receivable	728	332	5.9
Loans to employees	447	563	10.0
Loans granted	246	430	7.6
VAT reclaimable	116	278	4.9
Other receivables	4	2	0.1

Total other non-current assets	1,541	1,605	28.5

Schedule of investments in debt securities

	2013	2014	2014
	RUR	RUR	$
Russian government bonds	—	567	10.1
Russian corporate bonds	—	2,557	45.4

Total investments in debt securities	—	3,124	55.5

Schedule of investments in non-marketable equity securities

	2013	2014	2014
	RUR	RUR	$
Yandex.Money (Note 4)	583	631	11.2
Seismotech LLC (Note 4)	36	36	0.6
Blekko Inc	605	—	—
Other	26	204	3.7

Total investments in non-marketable equity securities	1,250	871	15.5

Schedule of accounts payable and accrued liabilities

	2013	2014	2014
	RUR	RUR	$
Trade accounts payable and accrued liabilities	3,298	4,449	79.1
Salary and other compensation expenses payable/accrued to employees	412	604	10.7

Total accounts payable and accrued liabilities	3,710	5,053	89.8

Schedule of reclassifications of losses out of accumulated other comprehensive income
	Location	2012	2013	2014
		RUR	RUR	RUR	$
Foreign Currency Translation Adjustments, net of tax of nil	Other income, net	—	54	—	—